Change in presentation currency (Tables)	12 Months Ended
Dec. 31, 2020
Change in presentation currency
Schedule of the effects of the change in the presentation currency

	Dec 31, 2019	Dec 31, 2019	Jan 1, 2019	Jan 1, 2019
	USD$	CAD$	USD$	CAD$
Assets
Current assets
Cash	14,800	19,222	22,495	30,687
Trade and other receivables	3,125	4,058	1,969	2,686
Investment tax credits receivable	185	240	352	480
Inventory	3,668	4,765	2,662	3,632
Prepaid expenses and deposits	1,028	1,336	319	435
Total current assets	22,806	29,621	27,797	37,920
Property and equipment	527	685	885	1,207
Intangible assets	2,409	3,129	2,942	4,014
Right-of-use assets	1,693	2,199	—	—
Goodwill	2,625	3,409	2,499	3,409
Total assets	30,060	39,043	34,123	46,550
Liabilities
Current liabilities
Accounts payable and accrued liabilities	3,028	3,932	2,868	3,912
Deferred revenue	504	655	229	313
Long-term debt	3,961	5,145	982	1,340
Provisions	104	135	991	1,352
Other liabilities	221	287	416	567
Derivative financial instrument	196	255	72	98
Lease liabilities	199	259	—	—
Income taxes payable	11	16	218	297
Total current liabilities	8,224	10,684	5,776	7,879
Long-term debt	5,174	6,720	7,782	10,616
Deferred revenue	639	830	278	380
Provisions	15	19	36	49
Other liabilities	—	—	733	1,000
Lease liabilities	1,637	2,126	—	—
Total liabilities	15,689	20,379	14,605	19,924

Shareholders’ Equity
Share capital	100,298	130,267	88,647	120,932
Contributed surplus	15,076	19,580	12,283	16,757
Accumulated other comprehensive loss/(income)	7,369	(117)	11,859	(29)
Deficit	(108,372)	(131,066)	(93,271)	(111,034)
Total Shareholders’ Equity	14,371	18,664	19,518	26,626
Total Liabilities and Shareholders’ Equity	30,060	39,043	34,123	46,550

	Dec 31, 2019	Dec 31, 2019
	USD$	CAD$
Revenue
Products	3,697	4,896
Services	477	632
	4,174	5,528
Cost of sales	1,784	2,362
Gross profit	2,390	3,166

Operating expenses
Research and development	9,397	12,466
General and administrative	5,793	7,679
Selling and distribution	2,104	2,789
Total operating expenses	17,294	22,934

Operating Loss	14,904	19,768

Net finance costs	171	230

Loss before taxes	15,075	19,998

Income taxes	147	194

Net loss attributed to shareholders for the year	15,222	20,192

Other comprehensive loss (income)
Item that may be reclassified to profit or loss
Foreign currency translation adjustment - net of tax	4,490	(88)

Net loss and comprehensive loss for the year	19,712	20,104

Loss per share
Basic and diluted loss per common share	1.37	1.82